Quarterly Holdings Report
for
Fidelity® Momentum Factor ETF
October 31, 2024
T21-NPRT1-1224
1.9880055.108
Common Stocks - 99.9%
	Shares	Value ($)
UNITED KINGDOM - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
TechnipFMC PLC	27,156	724,794
UNITED STATES - 99.7%
Communication Services - 8.6%
Diversified Telecommunication Services - 1.1%
AT&T Inc	79,319	1,787,850
Verizon Communications Inc	42,565	1,793,264
		3,581,114
Entertainment - 0.9%
Netflix Inc (b)	3,719	2,811,676
Interactive Media & Services - 6.2%
Alphabet Inc Class A	69,146	11,831,572
Meta Platforms Inc Class A	14,597	8,284,965
		20,116,537
Wireless Telecommunication Services - 0.4%
T-Mobile US Inc	6,867	1,532,439
TOTAL COMMUNICATION SERVICES		28,041,766

Consumer Discretionary - 9.9%
Broadline Retail - 3.7%
Amazon.com Inc (b)	62,552	11,659,693
Hotels, Restaurants & Leisure - 2.3%
Booking Holdings Inc	578	2,702,873
Chipotle Mexican Grill Inc (b)	33,956	1,893,726
Hilton Worldwide Holdings Inc	8,087	1,899,232
Wingstop Inc	3,873	1,114,223
		7,610,054
Specialty Retail - 3.4%
Abercrombie & Fitch Co Class A (b)	9,964	1,313,155
Carvana Co Class A (b)	10,009	2,475,326
Home Depot Inc/The	9,792	3,855,600
TJX Cos Inc/The	18,900	2,136,267
Williams-Sonoma Inc	10,252	1,375,101
		11,155,449
Textiles, Apparel & Luxury Goods - 0.5%
Deckers Outdoor Corp (b)	10,027	1,613,244
TOTAL CONSUMER DISCRETIONARY		32,038,440

Consumer Staples - 5.5%
Beverages - 0.7%
Coca-Cola Co/The	34,173	2,231,839
Consumer Staples Distribution & Retail - 2.5%
Casey's General Stores Inc	2,147	845,961
Costco Wholesale Corp	3,570	3,120,823
Sprouts Farmers Market Inc (b)	7,922	1,017,422
Walmart Inc	36,262	2,971,671
		7,955,877
Food Products - 0.3%
Freshpet Inc (b)	6,256	829,170
Household Products - 1.3%
Colgate-Palmolive Co	12,241	1,147,104
Procter & Gamble Co/The	18,648	3,080,277
		4,227,381
Personal Care Products - 0.1%
elf Beauty Inc (b)	4,729	497,727
Tobacco - 0.6%
Philip Morris International Inc	15,629	2,073,968
TOTAL CONSUMER STAPLES		17,815,962

Energy - 3.2%
Energy Equipment & Services - 0.1%
Weatherford International PLC	6,762	534,198
Oil, Gas & Consumable Fuels - 3.1%
Diamondback Energy Inc	4,642	820,566
Exxon Mobil Corp	33,033	3,857,594
Marathon Petroleum Corp	6,206	902,787
ONEOK Inc	12,131	1,175,251
Phillips 66	7,566	921,690
Targa Resources Corp	6,531	1,090,416
Williams Cos Inc/The	23,739	1,243,211
		10,011,515
TOTAL ENERGY		10,545,713

Financials - 13.5%
Banks - 4.3%
Bank of America Corp	75,568	3,160,254
Citigroup Inc	33,087	2,123,192
JPMorgan Chase & Co	23,853	5,293,458
Wells Fargo & Co	45,026	2,923,088
		13,499,992
Capital Markets - 2.3%
Coinbase Global Inc Class A (b)	7,503	1,344,913
Goldman Sachs Group Inc/The	4,675	2,420,668
KKR & Co Inc Class A	15,431	2,133,181
Robinhood Markets Inc Class A (b)	70,779	1,662,599
		7,561,361
Consumer Finance - 0.7%
American Express Co	8,920	2,409,114
Financial Services - 3.8%
Berkshire Hathaway Inc Class B (b)	14,058	6,339,033
Jackson Financial Inc	16,529	1,652,074
Visa Inc Class A	14,614	4,235,868
		12,226,975
Insurance - 2.4%
Allstate Corp/The	9,300	1,734,636
Chubb Ltd	7,473	2,110,674
Hartford Financial Services Group Inc/The	14,262	1,575,095
Progressive Corp/The	9,878	2,398,675
		7,819,080
TOTAL FINANCIALS		43,516,522

Health Care - 10.9%
Biotechnology - 3.9%
AbbVie Inc	21,943	4,473,520
Amgen Inc	9,628	3,082,500
Natera Inc (b)	21,546	2,606,204
Regeneron Pharmaceuticals Inc (b)	2,602	2,180,996
		12,343,220
Health Care Equipment & Supplies - 2.0%
Boston Scientific Corp (b)	37,419	3,143,944
Intuitive Surgical Inc (b)	6,896	3,474,481
		6,618,425
Health Care Providers & Services - 2.0%
Elevance Health Inc	5,433	2,204,494
McKesson Corp	4,195	2,099,975
Tenet Healthcare Corp (b)	15,104	2,341,422
		6,645,891
Pharmaceuticals - 3.0%
Eli Lilly & Co	7,382	6,125,141
Merck & Co Inc	34,106	3,489,726
		9,614,867
TOTAL HEALTH CARE		35,222,403

Industrials - 9.8%
Aerospace & Defense - 2.3%
GE Aerospace	13,341	2,291,717
General Dynamics Corp	5,275	1,538,243
RTX Corp	17,821	2,156,163
TransDigm Group Inc	1,241	1,616,154
		7,602,277
Building Products - 1.0%
Carlisle Cos Inc	3,117	1,316,091
Trane Technologies PLC	4,803	1,777,878
		3,093,969
Commercial Services & Supplies - 1.5%
Cintas Corp	8,096	1,666,238
Republic Services Inc	7,037	1,393,326
Waste Management Inc	7,759	1,674,780
		4,734,344
Construction & Engineering - 0.9%
Comfort Systems USA Inc	3,725	1,456,624
EMCOR Group Inc	3,415	1,523,329
		2,979,953
Electrical Equipment - 1.2%
Eaton Corp PLC	6,255	2,074,033
Vertiv Holdings Co Class A	17,568	1,920,007
		3,994,040
Ground Transportation - 0.7%
Uber Technologies Inc (b)	31,366	2,259,920
Machinery - 1.2%
Caterpillar Inc	6,401	2,408,057
Westinghouse Air Brake Technologies Corp	8,380	1,575,272
		3,983,329
Professional Services - 0.5%
Leidos Holdings Inc	8,735	1,599,903
Trading Companies & Distributors - 0.5%
FTAI Aviation Ltd	11,133	1,496,720
TOTAL INDUSTRIALS		31,744,455

Information Technology - 30.7%
Communications Equipment - 1.5%
Arista Networks Inc (b)	12,181	4,707,226
Electronic Equipment, Instruments & Components - 1.3%
Amphenol Corp Class A	65,305	4,376,741
IT Services - 1.4%
GoDaddy Inc Class A (b)	26,362	4,397,182
Semiconductors & Semiconductor Equipment - 13.9%
Applied Materials Inc	23,377	4,244,796
Broadcom Inc	50,743	8,614,639
KLA Corp	5,580	3,717,563
Micron Technology Inc	42,203	4,205,529
NVIDIA Corp	181,003	24,029,959
		44,812,486
Software - 10.8%
AppLovin Corp Class A (b)	49,135	8,322,978
Crowdstrike Holdings Inc Class A (b)	17,478	5,188,693
Microsoft Corp	53,357	21,681,617
		35,193,288
Technology Hardware, Storage & Peripherals - 1.8%
Dell Technologies Inc Class C	34,877	4,311,844
Super Micro Computer Inc (b)	56,698	1,650,478
		5,962,322
TOTAL INFORMATION TECHNOLOGY		99,449,245

Materials - 2.5%
Chemicals - 1.2%
Ecolab Inc	3,152	774,541
International Flavors & Fragrances Inc	5,486	545,473
Linde PLC	3,753	1,711,931
Sherwin-Williams Co/The	2,517	903,024
		3,934,969
Construction Materials - 0.5%
CRH PLC	8,901	849,422
Martin Marietta Materials Inc	1,038	614,849
		1,464,271
Containers & Packaging - 0.3%
Avery Dennison Corp	2,310	478,239
Packaging Corp of America	2,507	573,953
		1,052,192
Metals & Mining - 0.5%
Carpenter Technology Corp	3,012	450,294
Freeport-McMoRan Inc	17,584	791,632
Steel Dynamics Inc	3,978	519,129
		1,761,055
TOTAL MATERIALS		8,212,487

Real Estate - 2.6%
Health Care REITs - 0.3%
Welltower Inc	7,113	959,401
Office REITs - 0.1%
SL Green Realty Corp	6,347	479,897
Residential REITs - 0.3%
AvalonBay Communities Inc	2,709	600,342
Essex Property Trust Inc	1,770	502,432
		1,102,774
Retail REITs - 0.2%
Simon Property Group Inc	4,538	767,467
Specialized REITs - 1.7%
American Tower Corp	4,543	970,112
Digital Realty Trust Inc	4,547	810,412
Equinix Inc	1,057	959,841
Extra Space Storage Inc	3,743	611,232
Iron Mountain Inc	5,371	664,554
Lamar Advertising Co Class A	3,847	507,803
Public Storage Operating Co	2,269	746,637
		5,270,591
TOTAL REAL ESTATE		8,580,130

Utilities - 2.5%
Electric Utilities - 2.0%
American Electric Power Co Inc	8,003	790,296
Constellation Energy Corp	4,651	1,223,027
Duke Energy Corp	8,985	1,035,701
NextEra Energy Inc	18,601	1,474,130
NRG Energy Inc	7,912	715,245
Southern Co/The	12,169	1,107,744
		6,346,143
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp	8,397	1,049,289
Multi-Utilities - 0.2%
Public Service Enterprise Group Inc	9,128	816,134
TOTAL UTILITIES		8,211,566

TOTAL UNITED STATES		323,378,689
TOTAL COMMON STOCKS (Cost $272,339,703)		324,103,483

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/21/2024 (e) (Cost $24,930)	5.08	25,000	24,936

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $171,613)	4.87	171,579	171,613

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $272,536,246)	324,300,032
NET OTHER ASSETS (LIABILITIES) - 0.1% (c)	192,905
NET ASSETS - 100.0%	324,492,937

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	13	Dec 2024	373,003	3,700	3,700

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Includes $14,480 of cash collateral to cover margin requirements for futures contracts.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $24,936.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	244,389	1,771,314	1,844,090	5,186	-	-	171,613	0.0%
Fidelity Securities Lending Cash Central Fund	-	4,705,901	4,705,901	112	-	-	-	0.0%
Total	244,389	6,477,215	6,549,991	5,298	-	-	171,613

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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